Consolidated Statements Of Changes In Equity - GBP (£) £ in Thousands	Total	Share Capital [member]	Share Premium [member]	Own Share Reserve [member]	Share Option Reserve [member]	Foreign Currency Translation Reserve [member]	Capital Reserve [member]	Accumulated Deficit [member]
Beginning balance at Dec. 31, 2019	£ 63,522	£ 1,299	£ 79,541	£ (339)	£ 20,620	£ 10	£ 42,466	£ (80,055)
Loss for the year	(30,682)							(30,682)
Other comprehensive income (expense) for the year	(12)					(12)
Total comprehensive loss for the year	(30,694)					(12)		(30,682)
Share-based payments	4,305				4,305
Exercise of share options	15	1	14		(68)			68
Lapse of share options					(75)			75
Issue of share capital	66,581	747	65,834
Share issue expenses	(4,499)		(4,499)
Ending balance at Dec. 31, 2020	99,230	2,047	140,890	(339)	24,782	(22)	42,466	(110,594)
Loss for the year	(40,533)							(40,533)
Other comprehensive income (expense) for the year	5					5
Total comprehensive loss for the year	(40,528)					5		(40,533)
Share-based payments	6,664				6,664
Exercise of share options	182	40	160		(1,222)			1,204
Lapse of share options					(197)			197
Ending balance at Dec. 31, 2021	65,548	2,087	141,050	(339)	30,027	(17)	42,466	(149,726)
Loss for the year	(32,021)							(32,021)
Other comprehensive income (expense) for the year	61					61
Total comprehensive loss for the year	(31,960)					61		(32,021)
Share-based payments	4,890				4,890
Exercise of share options	24	8	58		(362)			320
Lapse of share options					(854)			854
Ending balance at Dec. 31, 2022	£ 38,502	£ 2,095	£ 141,108	£ (339)	£ 33,701	£ 44	£ 42,466	£ (180,573)